Operating Leases Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 52,715	$ 49,862
Right-of-use assets obtained in exchange for lease obligations	28,700	10,200
Impairment of long lived assets	$ 24,800	$ 15,400
Weighted average remaining lease term	6 years 10 months 24 days	6 years 10 months 28 days
Weighted average discount rate (in percent)	2.45%	2.51%
Operating lease liabilities	$ 43,657	$ 49,949
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities (Note 12)	Other liabilities (Note 12)
Selling, general and administrative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 48,300	$ 47,500
Cost of Sales
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net operating lease costs	$ 4,400	$ 2,400